Note 6 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012
Current:
Federal	$(2)	$(2)
State	99	73
	97	71
Deferred:
Federal	—	—
State	—	—
	$97	$71

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$63	$62
Reserves not deductible until paid	236	193
Net operating loss carryforwards
Federal	1,851	2,030
State	604	527
Federal Tax Credit	296	249
Capital loss carryforward	10	10
Other	31	5
Gross deferred tax assets	3,091	3,076
Less valuation allowance	(942)	(996)
Deferred tax assets net of valuation allowance	$2,149	$2,080

Deferred tax liabilities:
Property and equipment	$(2,141)	$(2,072)
Other	—	—
Gross deferred tax liabilities	$(2,141)	$(2,072)
Net deferred tax asset	$8	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2013	2012
Income (loss) before income taxes	$535	$(255)
Federal statutory tax rate	35%	35%
	187	(89)
State income taxes, net of federal income tax benefits	64	48
Change in valuation allowance	(54)	188
Increase in available federal tax credit	(47)	(35)
Other nondeductible expenses	52	46
Increase in net operating loss carryforward: state	(77)	(86)
federal	—	1
Other, net	(28)	(2)
	$97	$71